Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance	$ 997,344	$ 947,371	$ 887,895
Additions from acquisitions	97,601	49,573	62,917
Adjustments to prior year acquisitions		(22)	250
Tax benefit from the exercise of continuation options	(757)	(2,506)	(71)
Effect of foreign currency translation	3,259	2,928	(3,620)
Ending balance	1,097,447	997,344	947,371
Full Service Center-based Care [Member]
Goodwill [Line Items]
Beginning balance	817,304
Additions from acquisitions	93,747
Tax benefit from the exercise of continuation options	(620)
Effect of foreign currency translation	2,699
Ending balance	913,130
Back-up Dependent Care [Member]
Goodwill [Line Items]
Beginning balance	159,215
Tax benefit from the exercise of continuation options	(121)
Effect of foreign currency translation	560
Ending balance	159,654
Other Educational Advisory Services [Member]
Goodwill [Line Items]
Beginning balance	20,825
Additions from acquisitions	3,854
Tax benefit from the exercise of continuation options	(16)
Ending balance	$ 24,663